SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Stock by Class [Table Text Block]
As of September 30, 2022 and December 31, 2021, the Class A Common Stock reflected on the condensed consolidated balance sheets are reconciled in the following table:

Gross Proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(9,427,125)
Class A common stock issuance costs	(5,663,197)
Plus:
Remeasurement of carrying value to redemption value	16,815,322

Redeemable Class A Common Stock as of December 31, 2021	116,725,000
Plus:
Remeasurement of carrying value to redemption value	1,490,005

Redeemable Class A Common Stock as of September 30, 2022	118,215,005

As of December 31, 2021, the Class A Common Stock reflected on the balance sheet are reconciled in the following table:

As of December 31, 2021
Gross Proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(9,427,125)
Class A shares issuance costs	(5,663,197)

Plus:
Remeasurement of carrying value to redemption value	16,815,322

Contingently redeemable Class A Common Stock	$116,725,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Three Months Ended September 30, 2022		Three Months Ended September 30, 2021		Nine Months Ended September 30, 2022		For the Period from February 12, 2021 (inception) through September 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$(421,792)	$(100,340)	$(931,099)	$(368,404)	$2,009,274	$479,664	$(710,219)	$(589,508)

Denominator:
Basic and diluted weighted average shares outstanding	12,085,425	2,875,000	6,318,473	2,500,000	12,043,159	2,875,000	2,516,448	2,088,745
Basic and diluted net income (loss) per share	$(0.03)	$(0.03)	$(0.15)	$(0.15)	$0.17	$0.17	$(0.28)	$(0.28)

For The Period from February 12, 2021 (Inception) Through December 31, 2021
Redeemable Class A common stock
Numerator: net income allocable to redeemable Class A common shares	$3,085,098
Denominator: weighted average number of redeemable Class A common shares	4,996,904
Basic and diluted net income per redeemable Class A common share	$0.62

Non-redeemable Class A common shares
Numerator: net income allocable to non-redeemable Class A common stock	$139,952
Denominator: weighted average number of non-redeemable Class A common shares	226,915
Basic and diluted net income per non-redeemable Class A common shares	$0.62

Non-redeemable Class B common shares
Numerator: net income allocable to non-redeemable Class B common stock	$1,360,497
Denominator: weighted average number of non-redeemable Class B common shares	2,205,882

Basic and diluted net income per non-redeemable Class B common shares	$0.62